FAIR VALUE MEASUREMENT (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Debt derivative liability		$ 5,115,280
Warrant liability	175,975	26,903
Total	175,975	5,142,183
Level 1 [Member]
Debt derivative liability
Warrant liability
Total
Level 2 [Member]
Debt derivative liability
Warrant liability
Total
Level 3 [Member]
Debt derivative liability		5,115,280
Warrant liability	175,975	26,903
Total	$ 175,975	$ 5,142,183